Summary of Significant Accounting Policies (Details) - Schedule of Other Receivables in Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Receivables In Prepaid Expenses And Other Current Assets Abstract
Balance as of January 1	$ 11,383	$ 11,327
Provisions (reversal of provision) for doubtful accounts	(491)	133
Write offs	(10,461)
Changes due to foreign exchange	(10)	(77)
Balance as of December 31	$ 421	$ 11,383